Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2023 and 2022.

Financial assets	31/12/23	31/12/22
Financial assets measured at amortised cost
Other non-current receivables	6,396	5,894
Trade receivables	33,304	39,056
Other current receivables	12,218	16,279
Cash and cash equivalents	33,610	54,475
Total (a)	85,528	115,704
Financial assets measured at fair value
Forward exchange contracts	147	925
Total (b)	147	925
Total financial assets (a+b)	85,675	116,629

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 30, respectively.

Financial liabilities	31/12/23	31/12/22
Financial liabilities measured at amortised cost
Long-term borrowings	17,353	17,289
Lease liabilities	62,327	51,849
Bank overdrafts and short-term borrowings	22,834	29,254
Trade payables	60,888	78,399
Other payables	31,719	34,322
Other non-current liabilities	2,725	—
Total (a)	197,846	211,113
Financial liabilities measured at fair value
Forward exchange contracts	36	66
Total (b)	36	66
Total financial liabilities (a+b)	197,882	211,179

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2023 and 2022, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/23		31/12/22
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	147	147	925	925
Financial liabilities
Floating-rate borrowings	7,898	8,200	10,423	10,540
Fixed rate borrowings	9,455	12,459	6,866	7,925
Total long-term borrowings	17,353	20,659	17,289	18,465
Forward exchange contracts	36	36	66	66

Impairment on Financial Assets Recognised in Profit or Loss

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2023, 2022 and 2021 are related mainly to trade receivables and are as follows:

	2023	2022	2021
Impairment loss on trade receivables	33	331	110

Summary of Percentage of Revenue and Trade Receivables

	31/12/23	31/12/22	31/12/21
Revenue	26,523	59,838	48,457
Trade receivables	4,198	5,314	6,953

Summary of Insured and Non-insured Trade Receivables

As at December 31, 2023 and 2022, insured and non-insured trade receivables are as follows:

	31/12/23	31/12/22
Insured trade receivables	25,706	25,624
Non-insured trade receivables	11,861	19,036
Gross trade receivables	37,567	44,660
Provision for doubtful accounts	(4,263)	(5,604)
Net trade receivables	33,304	39,056

Summary of Trade Receivables Past Due

As at December 31, 2023 and 2022 the ageing of trade receivables is as follows:

	31/12/23	31/12/22
Current (not past due)	25,520	29,111
From 1 to 29 days past due	4,707	7,158
From 30 to 60 days past due	1,053	1,355
From 61 to 90 days past due	429	563
More than 90 days past due	5,858	6,473
Gross trade receivables	37,567	44,660
Provision for doubtful accounts	(4,263)	(5,604)
Net trade receivables	33,304	39,056

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2023 and 2022, further to the adoption of IFRS 9.

December 31, 2023

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	1,798	83	78	36	1,995
Trade receivables subject to specific valuation					35,572
Total gross carrying amount					37,567
Default rate	0.86%	13.06%	37.78%	95.31%
Expected credit loss	15	11	29	34	89

December 31, 2022

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	2,332	68	84	30	2,514
Trade receivables subject to specific valuation					42,146
Total gross carrying amount					44,660
Default rate	0.53%	5.46%	17.08%	43.47%
Expected credit loss	12	4	14	13	43

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2023 and 2022. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2023

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	674	3,986	4,567	5,341	6,855	21,423
Lease liabilities	2,198	10,856	12,277	30,032	22,706	78,069
Bank overdrafts and short-term borrowings	22,834	—	—	—	—	22,834
Trade and other payables	31,719	63,613	—	—	—	95,332
Losses on derivative financial instruments	36	—	—	—	—	36
Total financial liabilities	57,461	78,455	16,844	35,373	29,561	217,694

December 31, 2022

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	577	6,015	4,124	5,534	2,273	18,523
Lease liabilities	1,895	11,509	10,190	24,926	12,820	61,340
Bank overdrafts and short-term borrowings	29,254	—	—	—	—	29,254
Trade and other payables	34,322	78,399	—	—	—	112,721
Losses on derivative financial instruments	66	—	—	—	—	66
Total financial liabilities	66,114	95,923	14,314	30,460	15,093	221,904

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2023	+45	(40)
December 31, 2023	-45	40
December 31, 2022	+45	(52)
December 31, 2022	-45	52
December 31, 2021	+45	(43)
December 31, 2021	-45	43

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2023	+5%	1,707
December 31, 2023	-5%	(1,848)
December 31, 2022	+5%	4,287
December 31, 2022	-5%	(4,798)
December 31, 2021	+5%	5,381
December 31, 2021	-5%	(5,113)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency

As at December 31, 2023 and 2022 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/23	31/12/22
Trade receivables	23,353	25,055
Cash and cash equivalents	29,471	45,820
Total financial assets	52,824	70,875

Financial liabilities	31/12/23	31/12/22
Long-term borrowings	293	461
Lease liabilities	43,152	35,602
Bank overdraft and short-term borrowings	8,826	14,668
Trade payables	23,278	27,169
Total financial liabilities	75,549	77,900

Summary of Quantitative Information about Exposure to Currency Risk

As at December 31, 2023 and 2022, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2023

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	29,865	47,648	(17,783)
Chinese Yuan	10,280	5,820	4,460
British pounds	3,873	8,126	(4,253)
Brazilian Reais	4,288	1,596	2,692
Romanian Leu	482	6,583	(6,101)
Mexican pesos	1,906	1,674	232
Canadian dollars	198	99	99
Other	1,932	4,003	(2,071)
Total	52,824	75,549	(22,725)

December 31, 2022

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	35,160	41,618	(6,458)
Chinese Yuan	14,681	8,206	6,475
British pounds	9,499	10,089	(590)
Brazilian Reais	4,457	2,371	2,086
Canadian dollars	397	427	(30)
Romanian Leu	2,723	8,732	(6,009)
Mexican pesos	1,713	1,850	(137)
Other	2,245	4,607	(2,362)
Total	70,875	77,900	(7,025)

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2023, 2022 and 2021.

December 31, 2023

	Jan. 1, 2023	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2023
Long-term borrowings	17,290	(8,715)	10,912	—	(2,134)	17,353
Lease liabilities	51,849	(11,057)	—	—	21,535	62,327
Short-term borrowings	27,500	(6,703)	—	—	—	20,797
Bank overdrafts	1,754	—	283	—	—	2,037
Non-controlling interests	4,698	(135)	—	—	(220)	4,343
Total liabilities from financing activities	103,091	(26,610)	11,195	—	19,181	106,857

Bank overdrafts are used only for cash management purposes.

December 31, 2022

	Jan. 1, 2022	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2022
Long-term borrowings	17,439	(4,473)	4,038	—	286	17,290
Lease liabilities	57,138	(10,049)	—	—	4,760	51,849
Short-term borrowings	34,924	(7,424)	—	—	—	27,500
Bank overdrafts	1,223	—	531	—	—	1,754
Non-controlling interests	1,511	(551)	1,739	—	1,999	4,698
Total liabilities from financing activities	112,235	(22,497)	6,308	—	7,045	103,091

Bank overdrafts are used only for cash management purposes.

December 31, 2021

	Jan. 1, 2021	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2021
Long-term borrowings	16,426	(4,788)	5,873	—	(72)	17,439
Lease liabilities	53,593	(10,090)	—	—	13,635	57,138
Short-term borrowings	28,701	—	6,210	—	13	34,924
Bank overdrafts	2,111	(888)	—	—	—	1,223
Non-controlling interests	1,020	(545)	144	—	892	1,511
Total liabilities from financing activities	101,851	(16,311)	12,227	—	14,468	112,235

Bank overdrafts are used only for cash management purposes.